Schedule of other operating income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Other Gainslosses
Amortization of intangible assets	$ 185	$ 412	$ 384	$ 831	$ 850
Depreciation of property, plant and equipment			746	750	770
Auditors’ remuneration - audit fees			267	193	177
Auditors’ remuneration - tax services				8	12
Directors’ emoluments			742	719	693
(Gain)/loss on disposal of assets			$ (89)	$ (30)	$ 13